UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2007

Date of reporting period:	5/31/2006

Item 1. Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of May 31, 2006 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.3%

Collateralized Mortgage Obligations 7.0%
		Federal Home Loan Mortgage Corp.,
		Ser. 2496, Class PM,
$9,000		5.50%, 9/15/17	$8,779,018
		Ser. 2501, Class MC,
7,000		5.50%, 9/15/17	6,967,629
		Ser. 2513, Class HC,
6,650		5.00%, 10/15/17	6,322,434
		Ser. 2518, Class PV,
5,500		5.50%, 6/15/19	5,278,209
		Federal National Mortgage Association,
		Ser. 1993-29, Class PH,
1,037		6.50%, 1/25/23	1,037,042
		Ser. 2002-18, Class PC,
11,050		5.50%, 4/25/17	11,029,913
		Ser. 2002-57, Class ND,
7,400		5.50%, 9/25/17	7,363,673
		Ser. 2002-94, Class HQ,
18,000		4.50%, 1/25/18	16,650,808
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
2,251		4.17%, 2/25/34	2,189,682

		Total collateralized mortgage obligations	65,618,408

Commercial Mortgage Backed Securities 6.2%
		Bank of America Commercial Mortgage, Inc.,
		Ser. 2005-2, Class A5,
5,000		4.857%, 7/10/43	4,665,204
		Bear Stearns Commercial Mortgage Securities, Inc.,
		Ser. 2000-WF1, Class A1,
465	(d)	7.64%, 2/15/32	475,670
		Ser. 2004-T16, Class A5,
10,800		4.60%, 2/13/46	10,060,090
		Ser. 2005-PWR8, Class A4,
5,000		4.674%, 6/11/41	4,597,067
		CS First Boston Mortgage Securities Corp.,
		Ser. 2005-C3, Class A4,
5,000		4.686%, 7/15/37	4,605,958
		First Union National Bank Commercial Mortgage Trust,
		Ser. 2000-C1, Class A1,
1,459		7.739%, 5/17/32	1,483,047
		Ser. 2000-C2, Class A1,
2,759		6.94%, 10/15/32	2,774,849
		GS Mortgage Securities Corp. II,
		Ser. 2003-C1, Class A3,
18,200		4.608%, 1/10/40	17,097,821

		Merrill Lynch Mortgage Trust,
		Ser. 2006-C1, Class ASB
5,000		5.844%, 5/12/39	4,992,383
		Morgan Stanley Capital I,
		Ser. 2005-T19, Class AAB,
3,625		4.852%, 6/12/47	3,453,606
		Morgan Stanley Dean Witter Capital I,
		Ser. 2001-TOP1, Class A2,
3,979		6.32%, 2/15/33	3,992,323

		Total commercial mortgage backed securities	58,198,018

Corporate Bonds 1.3%
		International Bank for Reconstruction, NJEDA,
4,255		4.75%, 2/15/35	3,708,369
		New Jersey Economic Development Authority,
		Ser. B,
11,851		Zero Coupon, 2/15/12	8,663,555

		Total corporate bonds	12,371,924

Mortgage Backed Securities 43.7%
		Federal Home Loan Mortgage Corp.,
41,420		5.00%, 6/1/33 - 5/1/34	38,959,133
23,500	(a)	5.00%, TBA	22,009,207
7,500	(a)	6.00%, TBA	7,406,250
3,137		6.00%, 8/1/32 - 9/1/34	3,110,356
2,578		6.50%, 8/1/10 - 9/1/32	2,610,689
505		7.00%, 9/1/32	518,133
3,149		7.00%, 8/1/11	3,183,239
46	(b)	7.50%, 6/1/24	48
422		8.00%, 3/1/22 - 5/1/23	447,986
234		8.50%, 6/1/07 - 12/1/18	249,118
330		9.00%, 1/1/20	349,580
203		11.50%, 10/1/19	220,512
		Federal National Mortgage Association,
6,284		3.999%, 9/1/33 FRN	6,058,368
6,862		4.254%, 4/1/34 FRN	6,709,019
6,557		4.438%, 6/1/34 FRN	6,425,694
8,210		4.881%, 10/1/34 FRN	8,015,955
24,892		5.00%, 7/1/18 - 3/1/34	23,971,428
37,000	(a)	5.00%, TBA	35,728,124
112,131		5.50%, 8/1/15 - 2/1/35	108,222,287
15,000	(a)	5.50%, TBA	14,770,320
20,517		6.00%, 11/1/14 - 2/1/35	20,325,410
4,500	(a)	6.00%, TBA	4,443,750
4,616		6.276%, 3/1/11	4,711,888
18,172		6.50%, 5/1/09 - 8/1/32	18,383,325
26,797		7.00%, 12/1/11 - 2/1/36	27,452,352
3,965		7.50%, 12/1/06 - 10/1/26	4,029,475
2		8.00%, 10/1/24	1,949
31		8.50%, 6/1/17 - 3/1/25	31,205
246		9.00%, 4/1/25	267,540
59		9.50%, 1/1/25 - 2/1/25	65,683

			Government National Mortgage Association,
	15,436		5.00%, 9/15/33 - 4/15/34	14,688,547
	5,000	(a)	5.00%, TBA	4,764,063
	6,000	(a)	6.00%, TBA	5,988,750
	10,838		7.00%, 2/15/09 - 2/15/29	11,200,691
	1,698		7.50%, 7/15/07 - 6/15/24	1,768,826
	1,164		8.50%, 4/15/25	1,258,594
	816		9.50%, 11/15/16 - 5/20/18	891,146

			Total mortgage backed securities	409,238,640

	Small Business Administration Agency 3.5%
			Small Business Administration Participation Certificates,
			Ser. 1995-20B,
	2,498		8.15%, 2/1/15	2,609,370
			Ser. 1995-20L,
	6,889		6.45%, 12/1/15	7,005,634
			Ser. 1996-20H,
	8,785		7.25%, 8/1/16	9,069,797
			Ser. 1996-20K,
	5,542		6.95%, 11/1/16	5,699,004
			Ser. 1997-20A,
	2,527		7.15%, 1/1/17	2,607,707
			Ser. 1998-20I,
	5,832		6.00%, 9/1/18	5,894,472

			Total small business administration agency	32,885,984

	Sovereign Bonds 1.9%
			Australian Government
AUD	5,525		6.25%, 4/15/15	4,309,219
			Deutsche Bundesrepublik,
			Ser. 05,
EUR	3,480		4.00%, 1/4/37	4,262,171
			New Zealand Government
NZD	2,280		8.00%, 11/15/06	1,456,765
			Swedish Government
SEK	48,365		6.75%, 5/5/14	8,026,261

			Total sovereign bonds	18,054,416

	U.S. Government Agency Securities 20.0%
			Federal Farm Credit Bank,
	$7,955		4.125%, 7/17/09	7,682,247
			Federal Home Loan Bank,
	3,070		4.75%, 8/13/10	2,999,261
	6,830		5.125%, 6/18/08	6,804,517
	7,045		5.375%, 5/18/16	6,984,561
	8,000		6.045%, 2/20/07 FRN	8,087,440
			Federal Home Loan Mortgage Corp.,
	1,180		4.75%, 1/18/11	1,149,558
	8,305		5.125%, 4/18/11	8,209,293
	8,750		5.25%, 5/21/09	8,730,829
			Federal National Mortgage Association,
	44,380		4.50%, 2/15/11	42,797,852
	54,190		5.30%, 2/22/11	53,429,822

9,915		5.125%, 4/15/11	9,797,547
		Financing Corp. Fico,
10,000		Zero coupon, 5/11/18	5,170,530
		Tennessee Valley Authority, Ser. B,
23,590	(c)	4.375%, 6/15/15	21,855,876
3,115		5.88%, 4/1/36	3,218,181

		Total U.S. government agency securities	186,917,514

U.S. Government Treasury Obligations 13.7%
		United States Treasury Bonds,
7,066	(c)	5.125%, 5/15/16	7,071,519
8,965	(c)	6.00%, 2/15/26	9,665,391
9,600	(c)	8.125%, 5/15/21	12,326,246
14,400	(c)	13.25%, 5/15/14	17,621,438
		United States Treasury Notes,
8,011	(c)	2.375%, 4/15/11	8,028,158
51,460	(c)	4.875%, 4/30/08-4/30/11	51,080,156
		United States Treasury Strip,
44,275	(c)	Zero coupon, 2/15/19-5/15/19	22,507,547

		Total U.S. government treasury obligations	128,300,455

		Total long-term investments (cost $935,329,220)	911,585,359

Shares
SHORT-TERM INVESTMENTS 24.2%

Affiliated Mutual Funds
7,116,491		Dryden Core Investment Fund-Dryden Short-Term Core Bond Series (cost $71,170,901)(f)	71,236,072
155,745,537	(e)	Dryden Core Investment Fund-Taxable Money Market Series (cost $155,745,537; includes $124,530,376 of cash collateral received for securities on loan)(f)	155,745,537

		Total short-term investments (cost $226,916,438)	226,981,609

Contracts
OUTSTANDING OPTIONS PURCHASED

Options
114		90 Day Euro, expiring 9/18/06 @ $95.25 (cost $132,181)	2,138

		Total Investments, Before Outstanding Investments Sold Short and Options Written 121.5% (cost $1,162,377,839)(g)	1,138,569,106

Principal Amount (000)
	INVESTMENTS SOLD SHORT (3.1%)

	Mortgage Backed Securities
	Federal National Mortgage Association,
$30,500	5.50%, TBA (proceeds $29,482,734)	(29,365,766)

Contracts
OUTSTANDING OPTIONS WRITTEN
114	90 Day Euro, expiring 9/18/06 @ $95.75 (premiums received $60,119)	(712)

	Total Investments, Net of Outstanding Options Written and Investment Sold Short 118.4% (cost $1,132,834,986)	1,109,202,628

	Other liabilities in excess of other assets (h) (18.4%)	(171,955,613)

	Net Assets 100.0%	$937,247,015

AUD –	Australian Dollar
EUR –	Euro
FRN –	Floating Rate Note
NZD –	New Zealand Dollar
SEK -	Swedish Krona
(a)	All or partial principal amount of $68,927,937 represents to-be-announced (“TBA”) mortgage dollar rolls.
(b)	Represents actual principal amount (not rounded to nearest thousand).
(c)	All or portion of securities on loan with an aggregate market value of $121,331,584; cash collateral of $124,530,376 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	All or partial principal amount pledged as collateral for financial future contracts, swaps, and written options.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and the Dryden Short-Term Core Bond Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$1,164,827,610	$2,753,724	$(29,012,228)	$(26,258,504)

The difference between book basis and tax basis is attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward currency exchange contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at May 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
197	5 Yr. U.S. T-Notes	Sept. 2006	$20,411,047	$20,491,653	$(80,606)
396	2 Yr. U.S. T-Notes	Sept. 2006	80,474,625	80,611,669	(137,044)
	Short Positions:
8	10 Yr. U.S. T-Notes	Sept. 2006	839,375	842,121	2,746
127	30 Yr. U.S. Long Bond	Sept. 2006	13,489,781	13,579,293	89,512

					$(125,392)

Forward foreign currency contracts outstanding at May 31, 2006:

Purchase Contracts	Value Payable at Settlement Date	Value at May 31, 2006	Unrealized Depreciation
Euros, Expiring 6/23/06	$293,500	$292,089	$(1,411)
Swedish Krona, Expiring 6/22/06	1,174,000	1,166,311	(7,689)

	$1,467,500	$1,458,400	$(9,100)

Sales Contracts	Value Receivable at Settlement Date	Value at May 31, 2006	Unrealized Appreciation (Depreciation)
Australian Dollars, Expiring 06/19/06	$4,536,858	$4,456,050	$80,808
Euros, Expiring 6/23/06	4,176,992	4,199,240	(22,248)
New Zealand Dollars, Expiring 6/19/06	1,483,406	1,526,873	(43,467)
Swedish Krona, Expiring 6/22/06	8,082,775	8,159,684	(76,909)

	$18,280,031	$18,341,847	$(61,816)

Interest rate swap agreement outstanding at May 31, 2006:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc. (b)	4/21/11	$57,000	5.407%	3 month LIBOR	$308,744

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Illiquid security.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI” or “Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Core Bond Series (the “Series”), Portfolios of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are Mutual Funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)* /s/Deborah A. Docs

Deborah	A. Docs
Secretary	of the Fund

Date July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

                                                     Judy A. Rice

                                                     President and Principal Executive Officer

Date July 25, 2006

By (Signature and Title)* /s/Grace C. Torres

                                                     Grace C. Torres

Treasurer	and Principal Financial Officer

Date July 25, 2006

*	Print the name and title of each signing officer under his or her signature.